Borrowings - Schedule of Debt Securitization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024
Debt Instrument [Line Items]
Net (gain)/loss related to fair value hedge	$ (1,620)
Amortization of debt issuance costs		$ 87	$ 2,713
Cash paid for interest expense		$ 9,126	$ 56,710
Average stated interest rate		7.90%	8.10%
2023 Debt Securitization
Debt Instrument [Line Items]
Stated interest expense		$ 849	$ 31,227
Accretion of discounts on notes issued		0	5
Amortization of debt issuance costs		11	450
Total interest and other debt financing expenses		860	31,682
Cash paid for interest expense		$ 0	$ 25,881
Average stated interest rate		7.80%	7.90%
Average outstanding balance		$ 42,989	$ 397,393
SMBC Credit Facility
Debt Instrument [Line Items]
Stated interest expense		581	25,331
Facility fees		41	1,523
Amortization of debt issuance costs		76	1,566
Total interest and other debt financing expenses		$ 698	28,420
Cash paid for interest expense			$ 26,141
Average stated interest rate		7.40%	7.30%
Average outstanding balance		$ 31,041	$ 348,433
CLO Vehicle Credit Facility
Debt Instrument [Line Items]
Stated interest expense		8,887
Facility fees		2
Amortization of debt issuance costs		39
Total interest and other debt financing expenses		8,928
Cash paid for interest expense		$ 8,888
Average stated interest rate		8.00%
Average outstanding balance		$ 439,919
2027 Notes
Debt Instrument [Line Items]
Stated interest expense			11,162
Amortization of debt issuance costs			636
Total interest and other debt financing expenses			8,804
Cash paid for interest expense			$ 4,666
Average stated interest rate			7.90%
Average outstanding balance			$ 154,022
2027 Notes | Hedging instruments (Interest rate swaps)
Debt Instrument [Line Items]
Net contractual interest rate swap expense			1,005
Net (gain)/loss related to fair value hedge			(3,999)
2029 Notes
Debt Instrument [Line Items]
Stated interest expense			1,531
Accretion of discounts on notes issued			54
Amortization of debt issuance costs			61
Total interest and other debt financing expenses			$ 4,470
Average stated interest rate			7.60%
Average outstanding balance			$ 25,957
2029 Notes | Hedging instruments (Interest rate swaps)
Debt Instrument [Line Items]
Net contractual interest rate swap expense			445
Net (gain)/loss related to fair value hedge			2,379
Adviser Revolver
Debt Instrument [Line Items]
Stated interest expense		238	22
Cash paid for interest expense		$ 238	$ 22
Average stated interest rate		4.50%	5.00%
Average outstanding balance		$ 21,086	$ 438